Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000228894
Shareholder Report [Line Items]
Fund Name	The Future Fund Active ETF
Trading Symbol	FFND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Future Fund Active ETF for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://futurefundetf.com/fund. You can also request this information by contacting us at 1-877-466-7090.
Additional Information Phone Number	1-877-466-7090
Additional Information Website	https://futurefundetf.com/fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Future Fund Active ETF	$54	1.00%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%
Material Change Date	Nov. 30, 2024
AssetsNet	$ 6,776,591
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$6,776,591 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$0 Portfolio Turnover204%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	8.7%
Alphabet, Inc., Class A	7.4%
Netflix, Inc.	4.7%
Tesla, Inc.	4.2%
Eli Lilly & Company	4.2%
LPL Financial Holdings, Inc.	3.5%
Palo Alto Networks, Inc.	3.2%
Embraer S.A.	3.2%
Chart Industries, Inc.	3.1%
Uber Technologies, Inc.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.
C000233373
Shareholder Report [Line Items]
Fund Name	The Future Fund Long/Short ETF
Trading Symbol	FFLS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Future Fund Long/Short ETF for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://futurefundetf.com/fund/the-future-fund-long-short-etf. You can also request this information by contacting us at 1-877-466-7090.
Additional Information Phone Number	1-877-466-7090
Additional Information Website	https://futurefundetf.com/fund/the-future-fund-long-short-etf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Future Fund Long Short ETF	$74	1.46%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.46%
Material Change Date	Nov. 30, 2024
AssetsNet	$ 35,259,388
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 80,557
InvestmentCompanyPortfolioTurnover	181.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$35,259,388 Number of Portfolio Holdings53 Advisory Fee (net of waivers)$80,557 Portfolio Turnover181%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	193.3%
Special Case Securities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	7.1%
Alphabet, Inc., Class A	6.0%
Netflix, Inc.	4.8%
LPL Financial Holdings, Inc.	4.1%
DoorDash, Inc., Class A	4.0%
Micron Technology, Inc.	3.4%
Eli Lilly & Company	3.4%
Gitlab, Inc.	3.4%
Uber Technologies, Inc.	3.3%
Embraer S.A.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.